Leases - Schedule of Carrying Amounts of the Group's Right-of-Use Assets and the Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amounts of the Group's Right-of-Use Assets and the Movements [Line Items]
As of Beginning Balance	$ 1,154	$ 2,162
Additions	687
Depreciation provided during the year	(866)	(984)	(1,090)
Exchange differences	(13)	(24)
As of Ending Balance	962	1,154	2,162
Offices [Member]
Schedule of Carrying Amounts of the Group's Right-of-Use Assets and the Movements [Line Items]
As of Beginning Balance	1,132	2,086
Additions	687
Depreciation provided during the year	(851)	(931)
Exchange differences	(13)	(23)
As of Ending Balance	955	1,132	2,086
Office equipment [Member]
Schedule of Carrying Amounts of the Group's Right-of-Use Assets and the Movements [Line Items]
As of Beginning Balance	22	76
Additions	0
Depreciation provided during the year	(15)	(53)
Exchange differences	0	(1)
As of Ending Balance	$ 7	$ 22	$ 76